Inventories (Details) - Schedule of Inventories - CAD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Raw materials		$ 942,860	$ 2,546,853
Finished goods		304,086	390,296
Total Inventories	$ 1,642,410	$ 1,246,946	$ 2,937,149